Fair Value of Financial Instruments (Details Narrative) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Short term, unsecured, promissory notes	$ 839,000	$ 143,000	$ 8,500
Short term debt, discounts	284,216	60	0
Long term debt	386,028	39,729
Long term debt, net of discounts	538,972	885,271	0
Derivative liabilities	1,582,282	482,674	1,038,504
Convertible debentures	270,000	300,000	671,940
Convertible debentures, discounts	192,961	241,634	$ 287,802
Level 2 [Member]
Short term, unsecured, promissory notes	839,000	143,000
Short term debt, discounts	284,216	60
Long term debt	925,000
Long term debt, net of discounts	538,972	885,271
Derivative liabilities	1,582,282	482,674
Convertible debentures	270,000	300,000
Convertible debentures, discounts	$ 192,961	$ 241,634